Other long-term liabilities - Changes in Environmental Remediation Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accrual for Environmental Loss Contingencies [Roll Forward]
Opening balance	$ 54,322	$ 47,202
Remediation activities	(2,163)	(1,561)
Accretion	1,479	1,114
Changes in cash flow estimates	4,051	1,645
Revision in assumptions	(2,068)	5,922
Closing balance	$ 55,621	$ 54,322